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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-00505
                                    ------------------------------------------

                            Philadelphia Fund, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30, 2009
                         -----------------------------------------------------

Date of reporting period:  February 27, 2009
                         -----------------------------------------------------

Item 1. Schedule of Investments

                            PHILADELPHIA FUND, INC.
PORTFOLIO OF INVESTMENTS - February 27, 2009

Shares                                                               Value
-------                                                          -------------
                             Common Stocks - 84.9%
                                  Banks - 1.6%
 60,000  Wells Fargo & Co.  . . . . . . . . . . . . . . . .      $     726,000
                                                                 -------------
                      	 Chemicals-Diversified - 1.9%
120,000  Dow Chemical Co.   . . . . . . . . . . . . . . . .            859,200
                                                                 -------------
                  Construction / Agriculture Machinery - 3.7%
 60,000  Deere & Co.  . . . . . . . . . . . . . . . . . . .          1,649,400
                                                                 -------------
                           Electric Utilities - 19.8%
 30,000  American Electric Power Co., Inc.  . . . . . . . .            841,500
124,800  Duke Energy Corp.  . . . . . . . . . . . . . . . .          1,681,056
 25,000  FirstEnergy Corp.  . . . . . . . . . . . . . . . .          1,064,000
 70,000  Progress Energy, Inc.  . . . . . . . . . . . . . .          2,479,400
140,000  TECO Energy, Inc.  . . . . . . . . . . . . . . . .          1,342,600
 50,000  Southern Company . . . . . . . . . . . . . . . . .          1,515,500
                                                                 -------------
                                                                     8,924,056
                                                                 -------------
                             Food Processing - 4.3%
 50,000  Kellogg Co.  . . . . . . . . . . . . . . . . . . .          1,946,000
                                                                 -------------

                            Healthcare Plans - 1.3%
 30,000  UnitedHealth Group, Inc.   . . . . . . . . . . . .            589,500
                                                                 -------------
                                Insurance - 3.3%
 80,000  Metlife, Inc.  . . . . . . . . . . . . . . . . . .          1,476,800
                                                                 -------------
                        Natural Gas Distribution - 1.4%
 50,000  Spectra Energy Corp.   . . . . . . . . . . . . . .            650,000
                                                                 -------------
                         Natural Gas Utilities - 2.3%
 25,000  Sempra Energy  . . . . . . . . . . . . . . . . . .          1,039,250
                                                                 -------------
                          Oil & Gas Operations - 5.1%
 15,000  Chevron Corporation  . . . . . . . . . . . . . . .            910,650
 25,000  Marathon Oil Corp.   . . . . . . . . . . . . . . .            581,750
 15,000  Occidental Petroleum Corp.   . . . . . . . . . . .            778,050
                                                                 -------------
                                                                     2,270,450
                                                                 -------------





                     Personal & Household Products - 10.7%
 40,000  Colgate-Palmolive Company  . . . . . . . . . . . .          2,407,200
 50,000  Procter & Gamble Company . . . . . . . . . . . . .          2,408,500
                                                                 -------------
                                                                     4,815,700
                                                                 -------------
                             Pharmaceuticals - 4.5%
 40,000  Johnson & Johnson  . . . . . . . . . . . . . . . .          2,000,000
                                                                 -------------
                               Restaurants - 5.8%
 50,000  McDonald's Corp.   . . . . . . . . . . . . . . . .          2,612,500
                                                                 -------------
                             Retail Discount - 5.5%
 50,000  Wal-Mart Stores, Inc.  . . . . . . . . . . . . . .          2,462,000
                                                                 -------------
                               Soft Drinks - 5.5%
 60,000  Coca-Cola Company  . . . . . . . . . . . . . . . .          2,451,000
                                                                 -------------
                           Telecommunications - 8.2%
 60,000  AT&T Inc.  . . . . . . . . . . . . . . . . . . . .          1,426,200
 80,000  Verizon Communications Inc.  . . . . . . . . . . .          2,282,400
                                                                 -------------
                                                                     3,708,600
                                                                 -------------

Total Value of Common Stocks (Cost $48,667,176) . . . . . .         38,180,456
                                                                 -------------

                       Short-Term Corporate Notes - 9.6%
Principal
 Amount
---------
$2,300M  American Express Co., 0.304%,
          due 03/19/2009  . . . . . . . . . . . . . . . . .          2,299,655

 2,000M  U.S. Bancorp, 0.300%,
          due 03/20/2009  . . . . . . . . . . . . . . . . .          2,000,000
                                                                 -------------
Total Value of Short-Term Corporate Notes
  (Cost $4,299,655) . . . . . . . . . . . . . . . . . . . .          4,299,655
                                                                 -------------


Total Value of Investments (Cost $52,966,831) . . .   94.5%         42,480,111

Other Assets Less Liabilities . . . . . . . . . . .    5.5           2,491,051
                                                     -----       -------------
Net Assets  . . . . . . . . . . . . . . . . . . . .  100.0%      $  44,971,162
                                                     =====       =============

------------------------------------------------------------------------------
Footnote:

Security Valuation - securities listed on national exchanges are valued at the closing sales price while securities trading on the NASDAQ National Market are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair values as determined in accordance with procedures approved by the Board of Directors. Short-term obligations acquired at par are stated at cost which, when combined with interest receivable, approximates fair value. Short-term obligations acquired at a discount are stated at amortized cost which approximates fair value. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

   Level 1 - quoted prices in active markets for identical securities,

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term securities with maturities of 60 days or less are valued at amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

   The following is a summary of the inputs used to value the Fund's net assets as of February 27, 2009:

   Valuation Inputs                                Investments in Securities
   ----------------                                -------------------------
   Level 1 - Quoted prices . . . . . . . . . . . .        $38,180,456
   Level 2 - Other significant observable inputs .          4,299,655
   Level 3 - Significant unobservable inputs . . .                ---
                                                          -----------
   Total . . . . . . . . . . . . . . . . . . . . .        $42,480,111
                                                          ===========

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended)(the "Procedures") as of a date within 90 days of the filing date of this report, and have concluded that the Procedures are effective in providing reasonable assurances that the information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported by the filing date. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurances of achieving the desired control objectives.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Philadelphia Fund, Inc.
            ------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date  April 22, 2009
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -----------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date April 22, 2009
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -----------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date April 22, 2009
    ---------------------

* Print the name and title of each signing officer under his or her signature.